Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
Twelve months ended March 31, 2025	$ 67,522
Less: imputed interest	(2,696)
Present value of lease liabilities	$ 64,826	$ 150,139